Short-term borrowings	12 Months Ended
Dec. 31, 2017
Short-term borrowings
Short-term borrowings

15.  Short-term borrowings

Short-term borrowings as of December 31, 2016 and 2017 amounted to RMB1,878,286 and RMB200,000, respectively, which consisted of borrowings from financial institutions. All of these borrowings were repayable within one year, and secured by account receivables that approximate to the borrowing amount. The weighted average interest rate for the outstanding borrowings as of December 31, 2016 and 2017 was approximately 5.45% and 7.00%, respectively.